Vessels, Net (Tables)	9 Months Ended
Sep. 30, 2025
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:
	September 30, 2025	December 31, 2024
Cost:
Beginning balance:	120,543	112,375
- Additions	598	46,421
- Transfer to “Vessel held for sale”	-	(18,500)
- Disposals	(36,250)	(19,753)
Ending balance:	84,891	120,543

Accumulated depreciation:
Beginning balance:	(9,954)	(7,556)
- Depreciation for the period	(5,112)	(7,982)
- Transfer to “Vessel held for sale”	-	4,098
- Disposals	6,248	1,486
Ending balance:	(8,818)	(9,954)

Net book value	76,073	110,589